Organization and Basis of Presentation - Summary of Variable Interest Entities and Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
Gracell Biotechnologies Holdings Limited ("Gracell BVI")
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	May 22, 2018
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Gracell Biotechnologies (HK) Limited ("Gracell HK")
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	Jun. 07, 2018
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Gracell Bioscience (Shanghai) Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	Aug. 24, 2018
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Gracell Biopharmaceuticals, Inc.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	Feb. 11, 2020
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Gracell Biomedicine (Shanghai) Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	Aug. 19, 2020
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Hainan Gracell Biomedicine Company Limited
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	Jun. 25, 2021
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Suzhou Gracell Bioscience Company Limited
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	Jul. 12, 2021
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development of innovative medicines
Gracell Biotechnologies (Shanghai) Co., Ltd.
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	May 22, 2017
Principal activities	Research and development of innovative medicines
Suzhou Gracell Biotechnologies Co., Ltd. ("Suzhou Gracell")
Schedule Of Variable Interest Entities And Subsidiaries [Line Items]
Date of incorporation	Apr. 23, 2018
Principal activities	Research and development of innovative medicines